Related Party Balance and Transactions	12 Months Ended
Jun. 30, 2024
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

11. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Mr. Chan Yuk Ki, Francis, a director of OPS HK.

(b)	Mr. So Siu Lai, a director of OPS HK.

(c)	Mr. Yip Sai Kit, Dicky, a director of OPS HK.

(d)	OPS Holdings Limited, a shareholder of the Company.

(e)	Alpha Generator Limited, a shareholder of OPS Holdings Limited.

(f)	Kin On Engineering (International) Limited, controlled by Alpha Generator Limited.

(g)	Rich Merchant Limited, a shareholder of the Company.

(h)	Sannogi Holdings Limited, controlled by Mr. Chan Yuk Ki, Francis, Mr. So Siu Lai and Mr. Yip Sai Kit, Dicky.

(i)	Sannogi Engineering Consultants Limited, controlled by Mr. Chan Yuk Ki, Francis, Mr. So Siu Lai and Mr. Yip Sai Kit, Dicky.

a. Due from a related party

As of June 30, 2024 and 2023, the balance of amount due from a related party was as follows:

	2024	2023
Due from a related party
Kin On Engineering (International) Limited (f)(1)	$58,899	$—
Alpha Generator Limited (e) (2)	1,280	—
OPS Holdings Limited (d) (3)	5,767	—
Total	$65,946	$—

(1)	The balance as of June 30, 2024 represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.

(2)	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

(3)	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

b. Prepayments — related parties

As of June 30, 2024 and 2023, the balances of prepayments to related parties were as follows:

	2024	2023
Prepayments – related parties
Sannogi Holdings Limited (h)(1)	$806	$804
Sannogi Engineering Consultants Limited (i)(1)	6,492	6,476
Total	$7,298	$7,280

(1)	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2024.

c. Rental deposits — related parties

As of June 30, 2024 and 2023, the balances of rental deposits paid to related parties were as follows:

	2024	2023
Rental deposits – related parties
Sannogi Holdings Limited (h)(1)	$2,420	$2,413
Sannogi Engineering Consultants Limited (i)(1)	19,475	19,426
Total	$21,895	$21,839

(1)	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.

d. Due to related parties

As of June 30, 2024 and 2023, the balances of amount due to related parties were as follows:

	2024	2023
Due to related parties
Rich Merchant Limited (g)(1)	$46	$35,167
Total	$46	$35,167

(1)	The balance as of June 30, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.

e. Related party transactions

The Company rents office spaces from Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i). For the year ended June 30, 2024, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,668 and $77,801, respectively. For the year ended June 30, 2023, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,643 and $77,602, respectively. For the year ended June 30, 2022, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,526 and $76,628, respectively.

The Company provided management services to Kin On Engineering (International) Limited (f) and received the management fee income of $138,107, $183,673 and $184,615 for the years ended June 30, 2024, 2023 and 2022, respectively.